Operating lease liabilities (Maturity Analysis of the Annual Undiscounted Cash Flows) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating lease liabilities
2022	¥ 341,511
2023	261,740
2024	210,048
2025	170,063
2026	110,084
Thereafter	313,382
Total lease commitment	1,406,828
Less: Imputed interest	(245,157)
Total operating lease liabilities	1,161,671
Less: current operating lease liabilities	(278,176)	$ (43,652)	¥ (165,122)
Long-term operating lease liabilities	¥ 883,495	$ 138,640	¥ 370,434